Federated Hermes Total Return Bond Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—29.1%
		U.S. Treasury Bills—1.0%
$ 155,000,000		United States Treasury Bill, 3.733%, 5/13/2027	$ 150,796,586
		U.S. Treasury Bonds—6.5%
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	2,882,018
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	8,173,619
215,000		United States Treasury Bond, 2.500%, 2/15/2045	145,159
250,000		United States Treasury Bond, 2.500%, 2/15/2046	165,781
350,000		United States Treasury Bond, 2.500%, 5/15/2046	231,219
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	6,091,875
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	6,678,281
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	1,699,841
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	7,076,875
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	1,540,938
800,000		United States Treasury Bond, 3.000%, 11/15/2045	581,625
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	1,430,938
850,000		United States Treasury Bond, 3.000%, 8/15/2048	597,391
950,000		United States Treasury Bond, 3.125%, 8/15/2044	717,398
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	2,318,316
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	2,487,862
69,000,000		United States Treasury Bond, 3.875%, 2/15/2043	59,135,153
406,385,000		United States Treasury Bond, 4.125%, 8/15/2053	339,077,484
421,570,000		United States Treasury Bond, 4.250%, 2/15/2054	359,059,094
7,890,000		United States Treasury Bond, 4.250%, 8/15/2054	6,719,137
30,000,000		United States Treasury Bond, 4.375%, 8/15/2043	27,276,564
3,100,000		United States Treasury Bond, 4.500%, 2/15/2036	3,064,641
5,000,000		United States Treasury Bond, 4.625%, 5/15/2054	4,534,375
72,000,000		United States Treasury Bond, 4.625%, 2/15/2055	65,283,754
5,000,000		United States Treasury Bond, 4.750%, 5/15/2055	4,625,781
22,000,000		United States Treasury Bond, 4.750%, 8/15/2055	20,352,578
20,000,000		United States Treasury Bond, 4.750%, 2/15/2056	18,528,124
6,000,000	[1]	United States Treasury Bond, 5.000%, 5/15/2056	5,783,438
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	5,093,343
		TOTAL	961,352,602
		U.S. Treasury Inflation-Protected Notes—0.0%
354,583		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	243,620
		U.S. Treasury Notes—21.6%
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,436,484
700,000		United States Treasury Note, 1.125%, 2/28/2027	690,157
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	954,258
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,559,140
180,000		United States Treasury Note, 2.375%, 5/15/2027	177,815
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	22,163,118
100,000		United States Treasury Note, 2.375%, 5/15/2029	94,900
130,000		United States Treasury Note, 2.625%, 2/15/2029	124,698
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,695,563
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	53,630,041

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 10,000,000		United States Treasury Note, 3.500%, 4/30/2028	$ 9,867,969
66,500,000		United States Treasury Note, 3.500%, 3/15/2029	65,111,520
22,500,000		United States Treasury Note, 3.500%, 9/30/2029	21,912,192
25,000,000		United States Treasury Note, 3.500%, 2/28/2031	24,014,158
37,250,000		United States Treasury Note, 3.625%, 5/31/2028	36,807,656
50,000,000		United States Treasury Note, 3.625%, 9/30/2030	48,450,865
70,000,000		United States Treasury Note, 3.625%, 10/31/2030	67,765,691
28,000,000		United States Treasury Note, 3.625%, 12/31/2030	27,065,450
13,000,000		United States Treasury Note, 3.625%, 9/30/2031	12,481,616
32,000,000		United States Treasury Note, 3.750%, 1/31/2031	31,070,659
188,000,000		United States Treasury Note, 3.750%, 8/31/2031	181,663,911
26,000,000		United States Treasury Note, 3.875%, 3/15/2028	25,831,421
17,550,000		United States Treasury Note, 3.875%, 7/15/2028	17,403,293
3,690,000		United States Treasury Note, 3.875%, 4/30/2030	3,619,498
11,500,000		United States Treasury Note, 3.875%, 6/30/2030	11,266,771
19,130,000		United States Treasury Note, 4.000%, 2/28/2030	18,861,214
33,000,000		United States Treasury Note, 4.000%, 3/31/2030	32,519,071
984,000,000		United States Treasury Note, 4.000%, 11/15/2035	931,417,500
364,600,000		United States Treasury Note, 4.125%, 6/15/2029	361,998,579
50,000,000		United States Treasury Note, 4.125%, 10/31/2029	49,562,775
42,000,000		United States Treasury Note, 4.125%, 11/30/2029	41,617,901
21,000,000		United States Treasury Note, 4.125%, 6/30/2031	20,667,637
104,820,000		United States Treasury Note, 4.125%, 7/31/2031	103,076,739
670,000,000		United States Treasury Note, 4.125%, 10/31/2031	658,042,175
9,000,000		United States Treasury Note, 4.125%, 3/31/2032	8,819,617
50,000,000		United States Treasury Note, 4.125%, 2/15/2036	47,710,940
5,000,000		United States Treasury Note, 4.250%, 6/30/2029	4,980,276
20,500,000		United States Treasury Note, 4.250%, 5/31/2033	20,085,570
60,800,000		United States Treasury Note, 4.250%, 11/15/2034	59,020,548
10,500,000		United States Treasury Note, 4.250%, 5/15/2035	10,163,672
72,500,000		United States Treasury Note, 4.375%, 12/31/2029	72,378,287
12,000,000		United States Treasury Note, 4.375%, 1/31/2032	11,910,464
50,000,000		United States Treasury Note, 4.375%, 7/31/2033	49,310,285
45,500,000		United States Treasury Note, 4.375%, 5/15/2036	44,220,313
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,026,172
2,500,000		United States Treasury Note, 4.625%, 9/30/2030	2,514,312
		TOTAL	3,230,762,891
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,543,072,121)	4,343,155,699
		CORPORATE BONDS—26.3%
		Basic Industry - Chemicals—0.0%
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	7,855,586
		Basic Industry - Metals & Mining—0.4%
8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	8,130,680
2,600,000	[2]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,514,343
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,618,431
10,330,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,291,269
1,830,000		Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,747,686
3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,150,149
3,595,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	3,546,652

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Basic Industry - Metals & Mining—continued
$ 11,450,000	Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	$ 11,125,965
4,034,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,345,292
8,000,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	7,960,939
	TOTAL	56,431,406
	Basic Industry - Paper—0.1%
10,775,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	10,288,229
	Capital Goods - Aerospace & Defense—0.8%
7,700,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,648,385
10,345,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,528,063
10,000,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	9,999,147
4,065,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	4,036,191
9,035,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,445,614
7,500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	7,055,696
2,340,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,571,278
3,935,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	4,200,688
7,455,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	7,992,279
11,397,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,385,984
1,785,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, Series WI, 4.300%, 3/16/2031	1,735,739
4,410,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, Series WI, 4.950%, 3/16/2036	4,238,655
4,410,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, Series WI, 5.732%, 3/16/2056	4,193,254
7,127,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,023,318
9,119,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	8,891,907
6,645,000	Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	6,609,678
12,333,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,349,863
5,163,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,628,408
	TOTAL	118,534,147
	Capital Goods - Building Materials—0.1%
6,532,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,460,246
2,305,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,367,523
	TOTAL	8,827,769
	Capital Goods - Construction Machinery—0.2%
3,200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,218,917
69,000	Caterpillar, Inc., Deb., 5.300%, 9/15/2035	69,552
295,000	Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	198,984
10,175,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	9,834,023
7,570,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,193,711
2,924,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,844,498
5,855,000	Sunbelt Rentals Holdings, Inc., Sr. Unsecd. Note, 144A, 5.650%, 8/12/2036	5,734,441
	TOTAL	29,094,126
	Capital Goods - Diversified Manufacturing—0.2%
4,180,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,561,051
3,940,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,765,439
2,845,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,850,726
2,655,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,526,739
13,027,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,514,205
1,645,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,439,803
6,680,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,889,245
	TOTAL	31,547,208
	Capital Goods - Environmental—0.2%
5,000,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,270,604

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Environmental—continued
$ 5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	$ 5,017,058
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,651,807
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,740,682
6,470,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	6,433,168
		TOTAL	25,113,319
		Capital Goods - Packaging—0.0%
6,205,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,135,781
		Communications - Cable & Satellite—0.4%
2,945,000		Charter Communications Operating LLC / Charter Communications Operating Capital, Secured Note, 6.050%, 2/15/2032	2,949,118
560,999		Charter Communications Operating, LLC/Charter Communications Operating Capital, 144A, 7.087%, 9/1/2038	555,637
15,460,949		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 144A, 7.337%, 9/1/2041	15,355,587
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,625,026
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	298,729
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,789,617
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	327,507
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,120,562
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	523,411
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,255,254
8,765,000	[2]	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	7,217,259
5,760,000	[2]	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	4,959,509
10,076,000		Comcast Corp., Sr. Unsecd. Note, 144A, 5.168%, 1/15/2037	9,386,458
3,000,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,112,410
5,262,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	4,380,286
		TOTAL	60,856,370
		Communications - Media & Entertainment—0.7%
4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	3,975,321
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,593,279
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,744,243
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,725,769
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,111,245
10,930,000	[2]	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	10,235,227
10,045,000	[2]	Meta Platforms, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	9,672,982
9,530,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.400%, 8/15/2054	7,730,744
11,505,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	9,190,101
10,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	10,057,987
7,145,000		Netflix, Inc., Sr. Unsecd. Note, 5.250%, 8/15/2036	7,064,241
7,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,219,779
11,190,000	[2]	Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	10,678,276
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	5,902,042
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,189,687
		TOTAL	104,090,923
		Communications - Telecom Wireless—0.9%
8,180,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,560,502
9,100,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	8,905,260
6,000,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,382,437
5,090,000		American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,578,832
4,705,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	2,918,705
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,019,831
6,925,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,340,251

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$ 6,360,000		Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	$ 6,050,280
3,210,000	[2]	Orange S.A., Sr. Unsecd. Note, 144A, 5.750%, 1/13/2056	3,076,176
12,665,000		SBA Communications Corp., Sr. Unsecd. Note, 5.450%, 7/15/2033	12,512,137
2,870,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.350%, 7/15/2031	2,806,336
6,695,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2036	6,312,828
6,695,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 6.650%, 7/15/2056	5,962,969
4,608,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,254,383
6,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,345,772
13,445,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	13,169,282
5,815,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2055	4,878,453
4,095,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	3,658,698
6,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.850%, 2/15/2056	5,721,424
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	2,954,677
10,970,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.350%, 6/18/2036	10,640,095
10,335,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	9,418,549
		TOTAL	134,467,877
		Communications - Telecom Wirelines—0.7%
8,590,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,374,031
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,537,579
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,216,189
14,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.700%, 8/15/2030	14,147,548
10,225,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	9,656,063
3,505,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 10/30/2036	3,351,833
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	1,846,665
10,370,000		AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	9,449,359
4,105,000		AT&T, Inc., Sr. Unsecd. Note, 6.200%, 10/30/2056	3,856,593
4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,701,060
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,318,144
10,260,000		Beacon Point DC LLC, 144A, 6.129%, 11/30/2042	9,742,728
10,255,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	7,768,547
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	5,961,929
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	632,963
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,109,628
6,607,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	6,241,579
13,025,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	12,014,536
1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	842,511
		TOTAL	106,769,485
		Consumer Cyclical - Automotive—0.8%
7,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,547,221
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,165,810
2,685,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	2,648,487
10,310,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	10,151,073
4,375,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.107%, 8/15/2033	4,370,400
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	5,056,595
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	3,972,439
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	241,158
2,210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,166,999
9,890,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 1/8/2036	9,647,579
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,390,297
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,489,514

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 5,510,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.000%, 4/7/2031	$ 5,443,614
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,396,593
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,742,547
12,005,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.500%, 3/10/2031	11,694,476
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,351,640
5,750,000		Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.400%, 6/15/2029	5,681,218
10,000,000		Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	9,746,383
		TOTAL	113,904,043
		Consumer Cyclical - Leisure—0.2%
11,280,000		Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	11,041,901
18,490,000		Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	17,388,192
		TOTAL	28,430,093
		Consumer Cyclical - Retailers—0.3%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,790,600
8,235,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,740,794
12,340,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,297,595
9,000,000	[2]	Home Depot, Inc., 5.300%, 6/25/2054	8,140,910
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,449,722
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,636,033
6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	6,148,884
		TOTAL	44,204,538
		Consumer Cyclical - Services—0.6%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	6,807,398
14,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.100%, 5/12/2051	8,505,181
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,975,556
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,345,921
5,850,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	5,675,891
4,400,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.800%, 7/9/2031	4,360,657
9,210,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.875%, 3/13/2036	8,759,319
9,267,000		Amazon.com, Inc., Sr. Unsecd. Note, 5.800%, 3/13/2056	8,553,796
4,375,000		Amazon.com, Inc., Sr. Unsecd. Note, 6.100%, 7/9/2056	4,228,046
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,211,347
16,520,000		Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	16,063,120
4,475,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	4,490,035
6,320,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,201,062
3,325,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	3,150,770
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,082,245
		TOTAL	90,410,344
		Consumer Non-Cyclical - Food/Beverage—1.0%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	824,557
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,214,039
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	6,867,154
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,209,402
10,550,000		Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	10,605,402
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,732,063
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,129,445
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,405,341
9,125,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	8,982,194
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	985,380
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,122,746

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 2,125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	$ 2,123,935
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,262,269
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,657,172
10,580,000	[2]	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	9,974,107
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	906,077
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,210,226
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,811,953
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,803,443
9,675,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	9,538,176
10,210,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	9,654,466
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,962,619
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,502,570
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,269,369
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,088,726
6,830,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,250,122
9,843,000		The Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	9,178,511
10,025,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.600%, 1/24/2037	9,951,325
		TOTAL	155,222,789
		Consumer Non-Cyclical - Health Care—0.9%
9,950,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	9,577,796
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,805,110
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,996,858
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,788,323
14,555,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	14,199,274
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,582,006
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,740,429
19,080		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	19,046
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	825,943
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,467,879
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,223,762
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,397,654
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	4,832,895
8,605,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,228,453
4,340,000	[2]	CVS Health Corp., Sr. Unsecd. Note, 6.200%, 9/15/2055	4,228,343
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,638,491
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	680,681
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	10,700,051
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,155,458
10,350,000		Haleon US Capital LLC, Sr. Unsecd. Note, 5.375%, 8/21/2036	10,286,013
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,455,363
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,049,644
10,010,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	9,354,975
7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,285,900
13,825,000		Solventum Corp., Sr. Unsecd. Note, 5.900%, 4/30/2054	13,027,748
		TOTAL	130,548,095
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,461,716
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	6,687,868
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,456,034
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	8,852,153

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 4,975,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	$ 4,712,265
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,472,649
7,075,000		AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	7,080,760
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	306,405
16,550,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	16,566,730
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,044,182
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,623,638
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,852,892
2,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.375%, 11/16/2045	1,669,845
1,000,000		Bayer Corp., Sr. Unsecd. Note, 144A, 6.650%, 2/15/2028	1,024,972
2,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,398,343
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,873,475
4,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,071,741
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,267,577
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	6,808,779
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	225,172
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,322,724
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.100%, 6/15/2035	3,343,024
9,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.500%, 11/15/2054	8,428,289
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	443,021
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,067,751
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,588,622
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	6,949,903
14,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	13,173,719
8,820,000		Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	8,613,208
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,234,957
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,732,776
9,568,000	[2]	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	5,953,083
		TOTAL	177,308,273
		Consumer Non-Cyclical - Products—0.2%
12,365,000		Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	12,017,354
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,375,392
6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,724,268
		TOTAL	25,117,014
		Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,290,971
		Consumer Non-Cyclical - Tobacco—0.3%
12,423,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	8,292,848
2,220,000		BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	2,127,398
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,069,032
5,000,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	5,139,521
5,000,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	5,126,913
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,417,455
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,744,647
8,480,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 4/30/2035	8,162,719
5,740,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	5,912,601
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,134,100
		TOTAL	50,127,234
		Energy - Independent—0.2%
4,470,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	4,478,474

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	$ 3,305,595
205,000	ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	222,369
6,245,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	5,906,615
3,838,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	3,874,436
7,546,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,447,665
	TOTAL	25,235,154
	Energy - Integrated—0.1%
100,000	Atlantic Richfield Co., Deb., 8.750%, 3/1/2032	115,833
4,815,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,015,118
4,430,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	4,312,929
7,209,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	4,640,517
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	4,324,744
3,275,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,538,119
1,808,000	Suncor Energy, Inc., Sr. Unsecd. Note, 6.800%, 5/15/2038	1,949,271
610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	700,920
	TOTAL	21,597,451
	Energy - Midstream—1.1%
5,500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	5,096,263
3,932,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	3,923,475
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,004,042
5,250,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,278,355
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,140,283
3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,544,424
2,827,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,695,878
3,935,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,148,685
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,161,437
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	889,667
3,170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,170,497
6,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,615,651
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	2,993,032
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	459,109
10,385,000	Energy Transfer LP, Sr. Unsecd. Note, 6.300%, 1/15/2056	10,132,531
10,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.550%, 2/16/2055	9,340,708
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	567,688
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,150,254
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	283,247
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,702,350
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,306,896
4,625,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,598,325
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,911,599
4,910,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	4,993,976
3,945,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,573,360
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,847,343
10,125,000	ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	9,939,436
525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	544,205
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,679,132
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,316,035
7,228,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,159,412
4,810,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,775,558
10,000,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.050%, 5/15/2056	9,530,848

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	$ 4,522,849
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	139,516
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	188,149
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,002,992
3,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,352,276
10,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	9,985,112
5,030,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	4,694,798
	TOTAL	163,359,393
	Energy - Oil Field Services—0.1%
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,180,311
	Energy - Refining—0.1%
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	257,642
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,504,164
14,490,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	14,020,467
	TOTAL	18,782,273
	Financial Institution - Banking—5.8%
6,250,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,472,039
2,255,000	American Express Co., Sr. Unsecd. Note, 4.444%, 5/3/2030	2,230,183
7,975,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	7,838,388
12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,430,660
3,980,000	American Express Co., Sub. Note, 5.915%, 4/25/2035	4,034,996
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,732,531
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,006,350
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	15,634,635
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,835,031
3,355,000	Bank of America Corp., Sr. Unsecd. Note, 4.477%, 4/23/2030	3,316,087
3,355,000	Bank of America Corp., Sr. Unsecd. Note, 4.695%, 4/23/2032	3,287,393
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	7,858,846
3,185,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,192,589
11,995,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	11,983,759
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,584,428
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,889,889
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,210,857
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,540,507
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,615,818
15,255,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	14,816,582
4,780,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	4,672,445
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,118,610
3,940,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,803,642
10,640,000	Bank of New York Mellon, Sr. Unsecd. Note, 4.729%, 4/20/2029	10,655,954
5,345,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	5,221,876
12,145,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	11,597,808
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,776,395
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,972,645
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,987,436
8,670,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	8,426,620
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	344,375
10,280,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	10,349,162
18,065,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	18,028,430
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,377,450

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 13,030,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	$ 13,194,109
15,690,000		Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	14,864,054
7,310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	7,464,046
4,280,000		Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,245,137
9,180,000		FNB Corp. (PA), 5.722%, 12/11/2030	9,206,256
7,565,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,592,829
9,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,499,867
7,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,449,529
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,937,300
7,120,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.594%, 4/20/2030	7,044,131
11,845,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	11,198,878
6,170,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.065%, 1/21/2037	5,860,798
7,400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.094%, 4/20/2034	7,221,024
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,192,755
10,180,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,327,934
12,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,142,083
5,770,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,752,076
8,435,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,448,717
5,315,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,442,872
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	13,261,139
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,488,173
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,768,532
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,378,745
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,845,360
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	201,908
3,280,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.408%, 4/23/2030	3,236,658
8,130,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.622%, 4/23/2032	7,947,354
10,275,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,283,351
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,008,163
8,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.148%, 4/23/2037	8,109,626
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	9,927,810
6,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	6,966,942
3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,539,164
10,105,000		JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	10,060,597
4,605,000	[2]	KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	4,424,592
15,610,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	15,181,868
7,170,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	6,982,508
4,295,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	4,243,337
11,630,000		Morgan Stanley, 4.654%, 10/18/2030	11,504,238
7,670,000		Morgan Stanley, Sr. Unsecd. Note, 4.555%, 4/10/2030	7,584,305
7,835,000		Morgan Stanley, Sr. Unsecd. Note, 4.809%, 4/16/2032	7,672,872
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,483,869
4,545,000		Morgan Stanley, Sr. Unsecd. Note, 4.892%, 10/22/2036	4,297,495
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,532,799
7,660,000		Morgan Stanley, Sr. Unsecd. Note, 5.296%, 4/10/2037	7,411,692
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,688,125
4,255,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	4,248,856
5,150,000		Morgan Stanley, Sr. Unsecd. Note, 5.605%, 7/17/2037	5,100,897
3,320,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,374,638
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,338,157

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 1,665,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	$ 1,539,213
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,408,784
5,720,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,936,481
7,054,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,406,296
6,265,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	6,198,503
6,700,000	PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,588,414
9,415,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	9,428,191
3,745,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,464,812
2,225,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.899%, 5/13/2031	2,211,791
7,802,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	7,916,074
5,470,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,530,076
6,160,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,068,807
9,965,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,135,496
8,040,000	State Street Corp., Sr. Unsecd. Note, 4.558%, 4/23/2032	7,861,453
370,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	346,660
7,300,000	State Street Corp., Sub., 2.200%, 3/3/2031	6,457,979
11,650,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,732,321
350,000	Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	345,918
7,215,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	7,025,876
5,540,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.680%, 4/23/2032	5,404,931
5,800,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.964%, 10/23/2036	5,502,548
5,555,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 5.281%, 4/23/2037	5,368,919
2,280,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,237,812
6,930,000	U.S. Bancorp, 4.967%, 7/22/2033	6,754,083
3,625,000	U.S. Bancorp, 5.100%, 7/23/2030	3,644,471
2,000,000	U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,034,178
7,990,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,175,268
7,835,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,856,748
9,180,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.960%, 1/23/2037	8,745,589
2,100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	2,111,761
10,000,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,013,072
12,665,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	12,839,881
3,500,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,524,619
8,430,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	8,940,575
10,825,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,649,334
8,240,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,731,953
15,150,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	15,044,272
7,550,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,387,649
435,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	434,679
	TOTAL	864,028,068
	Financial Institution - Broker/Asset Mgr/Exchange—0.3%
2,845,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,519,150
4,342,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,270,687
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,822,166
5,070,000	Intercontinental Exchange, Inc., Sr. Unsecd. Note, 5.150%, 9/1/2033	5,052,377
12,175,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	11,913,692
5,663,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	5,759,508
6,875,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	6,970,695
2,965,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,922,245

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 4,927,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	$ 4,725,080
	TOTAL	46,955,600
	Financial Institution - Finance Companies—0.4%
8,400,000	AerCap Funding DAC, Sr. Unsecd. Note, 4.875%, 7/7/2031	8,247,911
4,250,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,237,697
2,670,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,565,637
8,415,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	8,003,916
6,000,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,920,429
2,282,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,295,444
4,320,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,376,989
6,200,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,121,674
11,700,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	11,507,690
4,425,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/24/2029	4,370,200
	TOTAL	57,647,587
	Financial Institution - Insurance - Health—0.4%
10,000,000	Centene Corp., 2.500%, 3/1/2031	8,736,071
14,147,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,711,188
6,575,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,548,388
5,370,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.700%, 2/15/2055	4,964,639
9,698,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,311,181
9,698,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,310,644
9,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2054	8,359,919
	TOTAL	59,942,030
	Financial Institution - Insurance - Life—0.7%
8,380,000	CoreBridge Global Funding, Secured Note, 144A, 4.900%, 12/3/2029	8,338,476
4,315,000	Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	4,338,162
5,105,000	Lincoln Financial Global Funding, Secured Note, 144A, 4.950%, 5/21/2031	5,031,322
3,100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,814,331
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,246,106
6,950,000	Met Tower Global Funding, 144A, 5.250%, 4/12/2029	7,029,462
330,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	332,690
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,820,334
6,085,000	Metropolitan Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,041,039
15,699,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,073,414
12,060,000	Northwestern Mutual Life Insurance Co., Sub., 144A, 6.050%, 6/30/2056	11,784,594
9,790,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,806,249
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,858,822
3,650,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,872,720
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,337,422
13,252,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	11,921,901
5,000,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,363,036
1,762,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,776,417
1,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,137,880
335,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	288,739
	TOTAL	104,213,116
	Financial Institution - Insurance - P&C—0.5%
1,575,000	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,559,982
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,991,974
11,680,000	Aon North America, Inc., 5.750%, 3/1/2054	10,777,616
1,000,000	Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,052,153

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$ 30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	$ 23,426
5,825,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	5,072,449
3,265,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.900%, 8/15/2035	3,141,283
5,450,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 5.300%, 5/20/2036	5,370,243
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,034,408
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,472,698
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	7,832,742
9,160,000		Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	9,093,322
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,303,414
2,245,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,331,584
3,932,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,630,435
		TOTAL	76,687,729
		Financial Institution - REIT - Apartment—0.3%
10,000,000		Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,746,720
11,650,000	[2]	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,667,115
9,740,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	9,811,387
2,955,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,489,357
2,490,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,432,179
8,350,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,812,058
		TOTAL	42,958,816
		Financial Institution - REIT - Healthcare—0.3%
7,267,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,316,302
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,845,059
8,020,000		Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	7,736,421
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,948,670
3,350,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,349,177
9,145,000		Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	8,977,330
8,352,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,624,772
		TOTAL	42,797,731
		Financial Institution - REIT - Office—0.2%
6,560,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,260,318
1,820,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,816,633
2,500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,451,011
3,480,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,331,952
955,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	880,577
12,000,000		Boston Properties LP, Sr. Unsecd. Note, 6.050%, 10/15/2036	12,030,562
5,810,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,962,918
		TOTAL	30,733,971
		Financial Institution - REIT - Other—0.1%
12,315,000		WP Carey, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2036	11,833,702
7,210,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	7,131,896
		TOTAL	18,965,598
		Financial Institution - REIT - Retail—0.3%
3,390,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,258,124
9,467,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,456,261
9,000,000		Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	8,897,247
8,075,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,564,187
4,740,000		Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	4,545,578
7,556,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,505,307

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$ 7,000,000		Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	$ 6,846,135
		TOTAL	49,072,839
		Municipal Services—0.0%
1,280,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,174,503
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,767,765
		Technology—2.6%
2,915,000		Alphabet, Inc., 4.875%, 8/15/2031	2,896,932
3,555,000		Alphabet, Inc., 5.450%, 8/15/2036	3,528,322
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	5,617,351
2,080,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2031	2,011,019
6,255,000		Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	5,928,392
5,055,000		Alphabet, Inc., Sr. Unsecd. Note, 4.800%, 2/15/2036	4,815,838
4,455,000	[2]	Alphabet, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2056	4,078,650
6,165,000		Alphabet, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2056	6,207,478
3,827,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,636,482
8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,890,077
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	442,673
11,960,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,890,282
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	9,605,913
5,185,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	5,083,003
11,053,000		Broadcom, Inc., Sr. Unsecd. Note, 3.137%, 11/15/2035	8,900,079
352,000		Broadcom, Inc., Sr. Unsecd. Note, 3.187%, 11/15/2036	277,856
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,838,922
8,101,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	8,063,912
5,685,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	5,513,308
10,050,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	10,046,526
8,015,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.750%, 7/15/2031	7,855,257
8,055,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	7,746,379
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,516,848
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,605,994
16,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	16,098,417
10,645,000	[2]	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	10,150,970
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,736,850
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,789,836
4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,514,858
5,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,168,752
12,485,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	11,927,536
5,070,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,474,091
12,235,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	11,919,898
4,950,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,749,215
3,110,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	3,075,651
10,060,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	9,816,623
10,015,000		Intel Corp., Sr. Unsecd. Note, 5.300%, 5/15/2036	9,659,232
6,415,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,196,979
5,320,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	5,372,773
2,100,000		Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	2,059,664
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,613,304
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	5,904,122
2,875,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	2,861,246

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	$ 675,392
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,182,403
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	3,452,578
284,000	[2]	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	247,805
10,365,000		Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	7,589,870
16,080,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	14,875,909
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	4,836,755
22,790,000	[2]	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	20,086,727
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	4,133,071
14,340,000		QTS Central / QTS TRS Central LLC, 144A, 6.625%, 9/1/2031	14,138,918
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,949,907
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,418,693
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	5,784,912
7,850,000		Sopaipilla Investor LLC, 144A, 7.534%, 11/30/2048	8,045,199
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,176,909
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	13,836,683
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,809,462
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,875,653
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	326,621
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,992,264
		TOTAL	392,523,241
		Transportation - Railroads—0.2%
9,882,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	8,811,460
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,560,695
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,393,732
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	926,134
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,097,151
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,104,237
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,702,466
9,000,000		Union Pacific Corp., Sr. Unsecd. Note, 5.600%, 12/1/2054	8,526,335
		TOTAL	35,122,210
		Transportation - Services—0.5%
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,626,614
12,565,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.700%, 4/30/2031	12,393,957
7,483,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	7,686,436
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,999,056
8,100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	8,113,027
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,623,838
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,710,856
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,943,482
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,837,645
9,235,000	[2]	United Parcel Service, Inc., Sr. Unsecd. Note, 4.650%, 10/15/2030	9,186,069
8,781,000	[2]	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,759,688
		TOTAL	74,880,668
		Utility - Electric—1.7%
12,535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,036,898
4,868,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,426,684
1,450,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,150,542
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	1,908,766
8,502,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,715,047

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	$ 3,110,900
7,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,426,478
10,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,199,985
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,583,268
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	9,746,465
9,610,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	7,973,284
5,575,000	Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	5,115,315
9,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	8,854,214
2,175,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,310,549
427,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	444,941
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,450,517
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,191,589
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,468,519
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,923,089
7,554,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	6,238,176
7,400,000	Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	7,312,143
8,950,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	8,775,873
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	5,073,612
14,800,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	14,071,652
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,095,348
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,817,898
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,015,540
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,849,018
1,600,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,604,762
7,500,000	Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	6,821,903
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,480,127
5,400,000	Florida Power & Light Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,478,901
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,823,401
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,371,546
9,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	7,749,486
5,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	4,479,168
5,000,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,682,462
2,410,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	1,899,563
1,520,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,532,855
7,742,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,786,488
7,430,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,519,849
3,040,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	3,008,089
3,040,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,911,531
15,605,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	14,691,588
1,450,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,484,538
6,000,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.650%, 8/15/2036	6,012,703
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,597,554
1,440,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,449,213
	TOTAL	249,672,037
	Utility - Natural Gas—0.1%
9,000,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,935,556
7,915,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,678,761
1,160,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,152,561
	TOTAL	17,766,878

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.0%
$ 1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	$ 1,324,951
1,973,000		The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,203,771
		TOTAL	2,528,722
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,137,227,037)	3,935,169,311
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
	[3]	Federal Home Loan Mortgage Corporation—4.0%
14,370,802		Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 4.793% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	14,443,449
4,675,850		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 4.643% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	4,683,327
11,940,656		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 4.843% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	11,959,068
28,969,750		Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 4.743% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	29,126,477
19,797,976		Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 4.843% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	19,934,695
20,703,373		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.843% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	20,846,203
18,516,567		Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 4.843% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	18,644,306
12,838,399		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.843% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	12,886,461
21,445,465		Federal Home Loan Mortgage Corp. REMIC, Series 5428, Class FB, 4.743% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	21,538,292
1,872,577		Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 4.743% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	1,878,945
36,188,212		Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.793% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	36,370,847
19,870,722		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 4.743% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	19,956,732
8,217,175		Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 4.643% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	8,251,595
25,410,380		Federal Home Loan Mortgage Corp. REMIC, Series 5466, Class FL, 4.593% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	25,484,456
35,260,461		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class FL, 4.743% (30-DAY AVERAGE SOFR +1.100%), 3/25/2055	35,414,750
44,166,544		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.793% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	44,294,826
14,130,001		Federal Home Loan Mortgage Corp. REMIC, Series 5519, Class FG, 4.693% (30-DAY AVERAGE SOFR +1.050%), 9/25/2054	14,128,128
46,421,982		Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.693% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	46,593,873
27,149,164		Federal Home Loan Mortgage Corp. REMIC, Series 5566, Class AF, 4.743% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	27,353,364
51,441,692		Federal Home Loan Mortgage Corp. REMIC, Series 5606, Class FB, 4.593% (30-DAY AVERAGE SOFR +0.950%), 12/25/2055	51,502,733
11,503,776		Federal Home Loan Mortgage Corp. REMIC, Series 5609, Class FB, 4.593% (30-DAY AVERAGE SOFR +0.950%), 12/25/2055	11,518,030
70,161,384		Federal Home Loan Mortgage Corp. REMIC, Series 5659, Class FD, 4.393% (30-DAY AVERAGE SOFR +0.750%), 5/25/2056	70,112,846
28,845,315		Federal Home Loan Mortgage Corp. REMIC, Series 5669, Class FB, 4.393% (30-DAY AVERAGE SOFR +0.750%), 6/25/2056	28,825,495
13,382,666		Federal Home Loan Mortgage Corp. REMIC, Series 5671, Class FB, 4.543% (30-DAY AVERAGE SOFR +0.900%), 6/25/2056	13,374,631

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[3]	Federal Home Loan Mortgage Corporation—continued
$ 12,537,780		Federal Home Loan Mortgage Corp. REMIC, Series FLT,PT, Class FH, 4.493% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	$ 12,514,842
		TOTAL	601,638,371
	[3]	Federal National Mortgage Association—1.7%
24,667,171		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 4.693% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	24,747,406
22,113,236		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 4.743% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	22,209,621
25,424,856		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 4.693% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	25,507,449
22,102,210		Federal National Mortgage Association REMIC, Series 2024-74, Class FW, 4.643% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	22,155,379
35,402,802		Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.843% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	35,762,402
52,312,414		Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.743% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	52,573,489
22,574,687		Federal National Mortgage Association REMIC, Series 2025-29, Class KF, 4.743% (30-DAY AVERAGE SOFR +1.100%), 5/25/2055	22,686,791
41,616,531		Federal National Mortgage Association REMIC, Series 2026-38, Class AF, 4.393% (30-DAY AVERAGE SOFR +0.750%), 6/25/2056	41,587,716
		TOTAL	247,230,253
	[3]	Government National Mortgage Association—0.2%
13,424,504		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 4.488% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	13,471,541
7,265,250		Government National Mortgage Association REMIC, Series 2024-162, Class FB, 4.538% (30-DAY AVERAGE SOFR +0.900%), 10/20/2054	7,266,496
7,628,827		Government National Mortgage Association REMIC, Series 2025-23, Class FE, 4.688% (30-DAY AVERAGE SOFR +1.050%), 2/20/2055	7,673,914
5,282,781		Government National Mortgage Association REMIC, Series 2025-127, Class FA, 4.888% (30-DAY AVERAGE SOFR +1.250%), 6/20/2055	5,350,141
		TOTAL	33,762,092
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $879,815,371)	882,630,716
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Financial Institution - Banking—0.0%
EGP 54,100,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 2/2/2027	964,074
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
PEN 8,000,000		Bonos De Tesoreria, Sr. Unsecd. Note, 6.850%, 8/12/2035	2,465,450
		Sovereign—0.6%
CLP 1,200,000,000		Bonos Tesoreria Pesos, Sr. Unsecd. Note, 5.000%, 3/1/2035	1,262,447
BRL 2,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	387,632
7,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	1,274,770
8,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	1,294,667
CLP 1,000,000,000		Chile, Government of, Unsecd. Note, 4.700%, 9/1/2030	1,070,039
COP 4,400,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	883,876
CRC 550,000,000		Costa Rica, Government of, Unsecd. Note, REGS, 7.530%, 7/26/2034	1,241,098
DOP 43,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 11.250%, 9/15/2035	824,868
25,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 10.750%, 6/1/2036	466,383
HUF 350,000,000		Hungary, Government of, Unsecd. Note, Series 30/A, 3.000%, 8/21/2030	1,017,942
400,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	1,046,770
400,000,000		Hungary, Government of, Unsecd. Note, Series 34/A, 2.250%, 6/22/2034	1,010,126
BRL 16,000,000	[4]	Letra Tesouro Nacional, Unsecd. Note, Series LTN, 0.000%, 1/1/2028	2,600,115
MYR 2,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0223, 3.519%, 4/20/2028	498,624
10,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0415, 4.254%, 5/31/2035	2,551,220

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
MYR 7,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0419, 3.828%, 7/5/2034	$ 1,732,592
MXN 40,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 7.500%, 5/26/2033	2,182,479
35,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 7.750%, 5/29/2031	1,998,711
35,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/15/2032	197,995
110,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 2/21/2036	595,095
$ 30,894,000		Mexico, Government of, Series 10, 5.625%, 9/22/2035	29,581,005
MXN 545,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	2,946,116
NGN 1,390,000,000	[4]	Nigeria OMO Bill, Unsecd. Note, Series 137D, 0.000%, 9/29/2026	1,023,574
BRL 7,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2031	1,192,261
12,500		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2035	1,948,478
PYG 6,000,000,000		Paraguay, Government of, Sr. Unsecd. Note, 144A, 7.900%, 2/9/2031	980,909
8,172,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 4/4/2038	1,330,164
PEN 10,000,000		Peru, Government of, 144A, 7.600%, 8/12/2039	3,155,356
$ 13,650,000		Peru, Government of, Sr. Unsecd. Note, 5.500%, 3/30/2036	13,454,805
PEN 1,900,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	599,518
ZAR 40,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	2,086,529
COP 451,265,650		Titulos De Tesoreria, Sr. Unsecd. Note, Series UVR, 6.500%, 1/22/2031	141,035
8,750,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 12.500%, 2/27/2030	2,702,072
UYU 64,000,000		Uruguay, Government of, Sr. Unsecd. Note, 8.000%, 10/29/2035	1,602,819
10,000,000		Uruguay, Government of, Sr. Unsecd. Note, 9.750%, 7/20/2033	273,490
		TOTAL	87,155,580
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $92,052,136)	90,585,104
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Commercial Mortgage—0.6%
$ 4,359,000		Bank 2017-BNK5, Class A5, 3.390%, 6/15/2060	4,315,460
4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,433,919
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,581,039
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,760,090
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,197,625
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,084,253
480,868		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	475,430
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,062,425
4,200,000	[3]	FS Trust 2026, Class A, 5.039% (CME Term SOFR 1 Month +1.400%), 7/15/2041	4,205,239
7,927,893		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	7,889,376
3,995,000	[3]	JW Commercial Mortgage Trust 2026, Class A, 5.139% (CME Term SOFR 1 Month +1.500%), 6/15/2039	4,012,436
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,304,145
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $86,951,685)	83,321,437
		ASSET-BACKED SECURITIES—0.3%
		Auto Receivables—0.1%
18,000,000		Yamaha Motor Master Trust 2026 A1, Class A1, 4.430%, 4/15/2031	17,925,105
		Financial Institution - Finance Companies—0.2%
9,500,000	[3]	Arini US CLO Ltd., Class A, 5.023% (CME Term SOFR 3 Month +1.240%), 10/15/2038	9,519,000
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	19,585
7,600,000	[3]	Legato Euro CLO 4A, Series 4A, Class A, 3.689% (3-month EURIBOR +1.280%), 10/20/2038	8,832,190
9,500,000	[3]	Obra CLO Ltd. 2026, Series 2026, Class A1, 4.983% (CME Term SOFR 3 Month +1.270%), 10/20/2039	9,512,711
		TOTAL	27,883,486
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $45,714,136)	45,808,591

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
$ 52	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	$ 53
3	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	3
68,964	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	70,623
7,406	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	7,507
186	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	189
74,938	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	73,286
600	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	594
1,208	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	1,194
1,452	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	1,469
3,069	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	3,145
	TOTAL	158,063
	Federal National Mortgage Association—0.0%
145	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	146
788	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	808
1,376	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,391
7,463	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	7,640
4,470	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	4,521
1	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	1
317	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	328
129	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	135
611	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	635
4,286	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	4,419
29,916	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	30,229
4,482	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	4,531
17,755	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	18,160
4,394	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	4,447
564	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	570
8,234	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	8,331
994	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,017
1,384	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	1,372
4,647	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	4,703
37,631	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	37,433
922	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	932
10,689	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	10,634
2,271	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,298
116,742	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	114,187
3,073	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,002
3,699	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	3,425
1,875	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	1,795
6,461	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	6,322
1,488	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	1,455
4,784	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	4,755
916	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	896
13,393	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	13,088
1,143	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,116
8,430	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	8,022
9	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	9
11,795	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	11,254
5,924	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	5,476
530	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	525

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 5,494	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	$ 5,016
3,586	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,213
8,024	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	7,364
7,483	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	6,848
64,288	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	63,892
155,149	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	151,690
3,972	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	3,880
83,735	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	82,358
2,233	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,181
2,716	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	2,587
10,944	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	10,095
	TOTAL	659,132
	Government National Mortgage Association—0.0%
186	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	192
216	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	223
441	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	455
699	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	702
704	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	726
350	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	361
81	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	83
66	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	68
1,720	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	1,773
1,009	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,041
1,168	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,205
7,819	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	7,880
5,380	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	5,422
1,715	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	1,729
8,246	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	8,313
9,609	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	9,688
10,286	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	10,279
3,856	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	3,853
4,630	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	4,672
9,135	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	9,126
61	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	59
104	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	104
10,414	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	10,740
155	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	157
60	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	60
559	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	560
293	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	302
34	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	35
421	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	421
3,979	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	4,076
9,599	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	9,843
6,581	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	6,485
813	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	832
131,230	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	133,323
21,937	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	22,284
30,433	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	30,879
3,824	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	3,877

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 273		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	$ 274
3,926		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	3,979
4,535		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	4,198
1,307		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,234
		TOTAL	301,513
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,149,936)	1,118,708
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $404,782)	392,804
	[3]	ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
656		Federal National Mortgage Association ARM, 5.500%, 1/1/2033 (IDENTIFIED COST $678)	668
		EXCHANGE-TRADED FUND—0.3%
2,065,689	[2]	Federated Hermes Short Duration Corporate ETF (IDENTIFIED COST $50,092,958)	49,452,595
		INVESTMENT COMPANIES—37.0%
2,234,610		Bank Loan Core Fund	18,815,418
43,628,845		Emerging Markets Core Fund	395,277,331
249,770,708		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5]	249,770,708
64,950,927		High Yield Bond Core Fund	366,972,740
371,021,188		Mortgage Core Fund	3,053,504,379
160,513,598		Project and Trade Finance Core Fund	1,439,806,973
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,426,317,601)	5,524,147,549
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $15,262,798,441)	14,955,783,182
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(18,539,141)
		NET ASSETS—100%	$14,937,244,041
At August 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	360	$39,391,875	December 2026	$12,742
United States Treasury Ultra Bond Long Futures	2,280	$250,871,250	December 2026	$357,434
Short Futures:
United States Treasury Notes 2-Year Short Futures	2,049	$420,525,236	December 2026	$3,754
United States Treasury Notes 5-Year Short Futures	308	$32,556,563	December 2026	$(739)
United States Treasury Notes 10-Year Note Short Futures	1,489	$160,300,156	December 2026	$419,312
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$792,503

At August 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/14/2026	Toronto Dominion Bank	7,600,000	EUR	$8,762,317	$69,625
9/16/2026	Credit Agricole CIB	11,088,322	BRL	$2,154,989	$(21,338)
9/16/2026	State Street Bank & Trust Co.	515,607,750	COP	$145,991	$13,487
9/16/2026	Wells Fargo Bank N.A.	1,008,922,863	COP	$310,871	$1,189
9/16/2026	JPMorgan Chase Bank, N.A.	884,618,285	COP	$278,582	$(4,970)
9/16/2026	Bank Of America, N.A.	4,741,047,213	COP	$1,500,892	$(34,485)
9/16/2026	Morgan Stanley Capital	4,168,828	PEN	$1,240,819	$(2,540)
9/16/2026	Goldman Sachs Bank	426,714	PEN	$124,386	$2,362
9/16/2026	Credit Agricole CIB	3,443,418	PEN	$1,024,031	$(1,223)
10/13/2026	UBS AG	39,200,000	BRL	$7,400,650	$97,677
10/13/2026	Bank Of America, N.A.	38,940,000	BRL	$7,424,214	$24,380
10/13/2026	State Street Bank & Trust Co.	7,000,000,000	CLP	$7,474,841	$27,317
10/13/2026	Standard Chartered Bank	7,100,000,000	CLP	$7,521,664	$87,667
10/13/2026	Bank Of America, N.A.	13,078,875	EUR	$14,979,500	$236,469
10/13/2026	The Bank Of New York Mellon	12,880,000	EUR	$15,065,456	$(80,859)
10/13/2026	State Street Bank & Trust Co.	2,400,000,000	JPY	$14,879,500	$192,706
Contracts Sold:
9/16/2026	Wells Fargo Bank N.A.	11,266,393	BRL	$2,166,543	$(1,372)
9/16/2026	BNP Paribas	23,170,000	BRL	$4,526,668	$68,222
9/16/2026	BNP Paribas	5,520,375	BRL	$1,072,020	$9,772
9/16/2026	Goldman Sachs Bank	2,425,559,171	COP	$685,595	$(64,631)
9/16/2026	Morgan Stanley Capital	1,413,546,124	COP	$386,966	$(50,243)
9/16/2026	Goldman Sachs Bank	304,961,484	COP	$81,217	$(13,108)
9/16/2026	BNP Paribas	2,351,599,389	COP	$724,213	$(3,137)
9/16/2026	Goldman Sachs Bank	654,529,943	COP	$175,438	$(27,008)
9/16/2026	Morgan Stanley Capital	8,038,959	PEN	$2,283,983	$(103,852)
9/17/2026	Standard Chartered Bank	35,341,656	MXN	$2,004,143	$(72,811)
9/17/2026	Standard Chartered Bank	41,192,299	MXN	$2,415,671	$(5,114)
10/13/2026	Barclays Bank PLC	11,785,845	CHF	$14,825,522	$178,616
10/13/2026	Wells Fargo Bank N.A.	7,100,000,000	CLP	$7,771,454	$162,122
10/13/2026	Wells Fargo Bank N.A.	7,000,000,000	CLP	$7,678,469	$176,311
10/13/2026	Citibank N.A.	13,008,481	EUR	$14,979,500	$(154,572)
10/13/2026	Bank Of America, N.A.	1,200,000,000	JPY	$7,627,765	$91,662
12/15/2026	Toronto Dominion Bank	7,670,870	EUR	$8,876,185	$(70,015)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$728,306
At August 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2026[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank PLC	CDX Index EM Series 45	Buy	1.000%	06/20/2031	1.38%	$30,000,000	$483,021	$1,168,361	$(685,340)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2026	Shares Held as of 8/31/2026**	Dividend Income
Bank Loan Core Fund	$2,898,455	$153,300,059	$(134,395,000)	$(178,564)	$(2,809,532)	$18,815,418	2,234,610	$4,230,089
Emerging Markets Core Fund	$382,087,880	$26,095,214	$(12,100,000)	$(786,410)	$(19,353)	$395,277,331	43,628,845	$23,498,173
Federated Hermes Govern- ment Obligations Fund, Pre- mier Shares*	$204,646,411	$4,352,211,510	$(4,307,087,213)	$—	$—	$249,770,708	249,770,708	$5,276,861
Federated Hermes Short Dura- tion Corporate ETF	$50,497,627	$—	$—	$(1,045,032)	$—	$49,452,595	2,065,689	$1,571,576
High Yield Bond Core Fund	$430,922,917	$9,500,002	$(68,160,000)	$(6,470,736)	$1,180,557	$366,972,740	64,950,927	$19,846,667
Mortgage Core Fund	$3,201,119,109	$27,600,000	$(70,000,000)	$(103,188,192)	$(2,026,538)	$3,053,504,379	371,021,188	$117,529,306
Project and Trade Finance Core Fund	$1,076,828,442	$383,084,682	$(25,600,000)	$7,292,075	$(1,798,226)	$1,439,806,973	160,513,598	$64,057,666
TOTAL OF AFFILIATED TRANSACTIONS	$5,349,000,841	$4,951,791,467	$(4,617,342,213)	$(104,376,859)	$(5,473,092)	$5,573,600,144	894,185,565	$236,010,338

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**
At August 31, 2026, the Fund owned a majority of the outstanding shares of beneficial interest of each of Federated Hermes Short Duration Corporate ETF,
Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$79,809,769	$81,529,403

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

4	Zero coupon bond.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,343,155,699	$—	$4,343,155,699
Corporate Bonds	—	3,935,169,311	—	3,935,169,311
Collateralized Mortgage Obligations	—	882,630,716	—	882,630,716
Foreign Governments/Agencies	—	90,585,104	—	90,585,104
Commercial Mortgage-Backed Securities	—	83,321,437	—	83,321,437
Asset-Backed Securities	—	45,808,591	—	45,808,591
Mortgage-Backed Securities	—	1,118,708	—	1,118,708
Municipal Bond	—	392,804	—	392,804
Adjustable Rate Mortgage	—	668	—	668
Exchange-Traded Fund	49,452,595	—	—	49,452,595
Investment Companies	4,084,340,576	—	—	4,084,340,576
Other Investments[1]	—	—	—	1,439,806,973
TOTAL SECURITIES	$4,133,793,171	$9,382,183,038	$—	$14,955,783,182
Other Financial Instruments:
Assets
Futures Contracts	$793,242	$—	$—	$793,242
Foreign Exchange Contracts	—	1,439,584	—	1,439,584
Liabilities
Futures Contracts	(739)	—	—	(739)
Foreign Exchange Contracts	—	(711,278)	—	(711,278)
Swap Contracts	—	(685,340)	—	(685,340)
TOTAL OTHER FINANCIAL INSTRUMENTS	$792,503	$42,966	$—	$835,469

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $1,439,806,973 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
CRC	—Costa Rican Colon
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
ETF	—Exchange-Traded Fund
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
PEN	—Peruvian Nuevo Sol
PYG	—Paraguay Guarani
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
UYU	—Uruguayan Peso
ZAR	—South African Rand